Payden Emerging Markets Local Bond Fund
1
Schedule of Investments
- July 31, 2021 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (95%)
Argentina (ARS) (0%
)
8,765,600 YPF SA 144A, 16.50%, 5/09/22 ARS (a)(b) $ 87
Brazil (BRL) (2%
)
2,873,339 Brazil Notas do Tesouro Nacional Serie B ,
6.00%, 8/15/24 BRL (b) 594
715,000 Brazil Notas do Tesouro Nacional Serie B ,
6.00%, 8/15/26 BRL (b) 541
2,388,463 Brazil Notas do Tesouro Nacional Serie B ,
6.00%, 8/15/28 BRL (b) 514
1,245,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/25 BRL (b) 251
1,900
Chile (CLP) (2%
)
755,000,000 Bonos de la Tesoreria de la Republica en pesos ,
4.50%, 3/01/26 CLP (b) 1,028
170,000,000 Bonos de la Tesoreria de la Republica en pesos ,
5.00%, 3/01/35 CLP (b) 227
350,000,000 Bonos de la Tesoreria de la Republica en pesos ,
6.00%, 1/01/43 CLP (b) 510
1,765
China (CNY) (9%
)
9,250,000 China Government Bond , 1.99%, 4/09/25
CNY (b) 1,398
16,550,000 China Government Bond , 2.85%, 6/04/27
CNY (b) 2,574
5,100,000 China Government Bond , 3.02%, 10/22/25
CNY (b) 802
7,600,000 China Government Bond , 3.12%, 12/05/26
CNY (b) 1,200
5,750,000 China Government Bond , 3.29%, 5/23/29
CNY (b) 913
6,887
Colombia (COP) (8%
)
2,988,590,850 Colombian TES , 3.30%, 3/17/27 COP (b) 804
3,568,000,000 Colombian TES , 6.00%, 4/28/28 COP (b) 891
2,400,000,000 Colombian TES , 7.50%, 8/26/26 COP (b) 659
5,481,000,000 Colombian TES , 7.75%, 9/18/30 COP (b) 1,489
4,399,000,000 Colombian TES , 10.00%, 7/24/24 COP (b) 1,292
1,245,000,000 Empresas Publicas de Medellin ESP 144A,
7.63%, 9/10/24 COP (a)(b) 325
1,436,000,000 Empresas Publicas de Medellin ESP 144A,
8.38%, 11/08/27 COP (a)(b) 355
1,585,000,000 Financiera de Desarrollo Territorial SA Findeter
144A, 7.88%, 8/12/24 COP (a)(b) 419
6,234
Czech Republic (CZK) (3%
)
16,500,000 Czech Republic Government Bond , 0.45%,
10/25/23 CZK (b)(c) 753
5,300,000 Czech Republic Government Bond , 2.40%,
9/17/25 CZK (b)(c) 255
29,380,000 Czech Republic Government Bond , 2.75%,
7/23/29 CZK (b) 1,481
2,489
Dominica Republic (DOP) (0%
)
13,900,000 Dominican Republic International Bond 144A,
9.75%, 6/05/26 DOP (a)(b) 279
Principal
or Shares Security Description
Value
(000)
Ghana (USD) (0%
)
360,000 Ghana Government International Bond 144A,
7.75%, 4/07/29 (a) $ 363
Hungary (HUF) (3%
)
127,000,000 Hungary Government Bond , 2.50%, 10/24/24
HUF (b) 429
94,000,000 Hungary Government Bond , 3.00%, 6/26/24
HUF (b) 322
139,000,000 Hungary Government Bond , 3.00%, 8/21/30
HUF (b) 484
271,000,000 Hungary Government Bond , 3.25%, 10/22/31
HUF (b) 958
95,000,000 Hungary Government Bond , 5.50%, 6/24/25
HUF (b) 356
2,549
Indonesia (IDR) (3%
)
17,000,000,000 Indonesia Treasury Bond , 6.13%, 5/15/28
IDR (b) 1,193
8,900,000,000 Indonesia Treasury Bond , 8.38%, 9/15/26
IDR (b) 700
4,500,000,000 Indonesia Treasury Bond , 8.38%, 3/15/34
IDR (b) 352
2,245
Kazakhstan (KZT) (2%
)
620,000,000 Development Bank of Kazakhstan JSC 144A,
8.95%, 5/04/23 KZT (a)(b) 1,463
Luxembourg (BRL) (1%
)
5,494,877 Swiss Insured Brazil Power Finance Sarl 144A,
9.85%, 7/16/32 BRL (a)(b) 1,097
Malaysia (MYR) (4%
)
3,750,000 Malaysia Government Bond , 3.89%, 8/15/29
MYR (b) 934
1,385,000 Malaysia Government Bond , 3.89%, 3/15/27
MYR (b) 347
3,950,000 Malaysia Government Bond , 3.90%, 11/16/27
MYR (b) 990
1,805,000 Malaysia Government Bond , 4.39%, 4/15/26
MYR (b) 460
1,700,000 Malaysia Government Bond , 4.76%, 4/07/37
MYR (b) 446
3,177
Mexico (MXN) (9%
)
72,300 America Movil SAB de CV , 6.45%, 12/05/22
MXN (b) 365
10,700,000 Comision Federal de Electricidad , 7.35%,
11/25/25 MXN (b) 515
7,270,000 Grupo Televisa SAB , 7.25%, 5/14/43 MXN (b) 266
31,400,000 Mexican Bonos , 6.50%, 6/09/22 MXN (b) 1,591
7,570,000 Mexican Bonos , 7.75%, 11/23/34 MXN (b) 401
29,500,000 Mexican Bonos , 8.00%, 11/07/47 MXN (b) 1,541
10,700,000 Mexican Bonos , 8.50%, 5/31/29 MXN (b) 592
3,300,000 Mexican Bonos , 8.50%, 11/18/38 MXN (b) 181
18,688,777 Mexican Udibonos , 3.50%, 11/16/23 MXN (b) 975
9,200,000 Petroleos Mexicanos , 7.19%, 9/12/24 MXN (b) 442
6,869
Peru (PEN) (4%
)
2,520,000 Banco de Credito del Peru 144A, 4.65%,
9/17/24 PEN (a)(b) 621
2,545,000 Fondo MIVIVIENDA SA 144A, 7.00%, 2/14/24
PEN (a)(b) 673

Payden Mutual Funds
Payden Emerging Markets Local Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
4,930,000 Peru Government Bond , 5.40%, 8/12/34
PEN (b) $ 1,045
2,210,000 Peru Government Bond , 6.15%, 8/12/32
PEN (b) 534
1,250,000 Peruvian Government International Bond 144A,
6.35%, 8/12/28 PEN (a)(b) 326
3,199
Philippines (PHP) (1%
)
17,000,000 Philippine Government International Bond ,
6.25%, 1/14/36 PHP (b) 403
Poland (PLN) (3%
)
2,370,000 Republic of Poland Government Bond , 2.50%,
4/25/24 PLN (b) 648
3,970,000 Republic of Poland Government Bond , 2.50%,
7/25/26 PLN (b) 1,105
3,215,000 Republic of Poland Government Bond , 4.00%,
10/25/23 PLN (b) 902
2,655
Romania (RON) (1%
)
2,455,000 Romania Government Bond , 3.65%, 9/24/31
RON (b) 590
695,000 Romania Government Bond , 5.00%, 2/12/29
RON (b) 186
1,500,000 Romania Government Bond , 5.80%, 7/26/27
RON (b) 415
1,191
Russian Federation (RUB) (9%
)
45,150,000 Russian Federal Bond - OFZ , 6.90%, 5/23/29
RUB (b) 624
45,000,000 Russian Federal Bond - OFZ , 7.00%, 8/16/23
RUB (b) 619
117,775,000 Russian Federal Bond - OFZ , 7.05%, 1/19/28
RUB (b) 1,640
106,000,000 Russian Federal Bond - OFZ , 7.15%, 11/12/25
RUB (b) 1,479
46,900,000 Russian Federal Bond - OFZ , 7.65%, 4/10/30
RUB (b) 681
23,000,000 Russian Federal Bond - OFZ , 7.70%, 3/23/33
RUB (b) 336
149,770,000 Russian Federal Bond - OFZ , 8.15%, 2/03/27
RUB (b) 2,187
7,566
South Africa (ZAR) (9%
)
56,700,000 Republic of South Africa Government Bond ,
6.50%, 2/28/41 ZAR (b) 2,584
27,230,000 Republic of South Africa Government Bond ,
8.50%, 1/31/37 ZAR (b) 1,591
47,600,000 Republic of South Africa Government Bond ,
8.75%, 2/28/48 ZAR (b) 2,736
6,911
South Korea (MXN) (1%
)
12,000,000 Export-Import Bank of Korea , 7.93%, 7/30/26
MXN (b) 625
Thailand (THB) (3%
)
24,100,000 Thailand Government Bond , 3.30%, 6/17/38
THB (b) 856
44,300,000 Thailand Government Bond , 3.65%, 6/20/31
THB (b) 1,611
2,467
Principal
or Shares Security Description
Value
(000)
Turkey (TRY) (1%
)
3,300,000 Turkey Government Bond , 7.10%, 3/08/23
TRY (b) $ 335
2,320,000 Turkey Government Bond , 11.00%, 3/02/22
TRY (b) 265
600
Ukraine (UAH) (1%
)
11,570,000 Ukraine Government International Bond 144A,
11.67%, 11/22/23 UAH (a)(b) 430
United Kingdom (EGP) (2%
)
6,510,000 HSBC Bank PLC 144A, 14.35%, 7/16/25
EGP (a)(b)(c) 414
7,900,000 HSBC Bank PLC 144A, 14.56%, 10/18/27
EGP (a)(b)(c) 504
6,840,000 HSBC Bank PLC 144A, 14.61%, 9/10/25
EGP (a)(b)(c) 438
1,356
United Kingdom (IDR) (3%
)
14,600,000,000 Standard Chartered Bank 144A, 7.00%, 5/24/27
IDR (a)(b) 1,084
5,000,000,000 Standard Chartered Bank 144A, 8.25%, 5/19/36
IDR (a)(b) 386
17,200,000,000 Standard Chartered Bank 144A, 8.38%, 3/17/34
IDR (a)(b) 1,344
2,814
United Kingdom (KES) (0%
)
41,700,000 Standard Chartered Bank 144A, 10.90%,
8/13/31 KES (a)(b) 392
United States (EGP) (2%
)
21,800,000 Citigroup Global Markets Holdings Inc. 144A,
12.47%, 9/02/21 EGP (a)(b)(d) 1,380
United States (IDR) (5%
)
27,200,000,000 JPMorgan Chase Bank N.A. (Indonesia Treasury
Bond) 144A, 8.38%, 3/17/34 IDR (a)(b) 2,125
18,994,000,000 JPMorgan Chase Bank N.A. (Indonesia Treasury
Bond) 144A, 9.50%, 7/17/31 IDR (a)(b) 1,599
3,724
United States (KZT) (0%
)
147,200,000 Citigroup Global Markets Holdings Inc. 144A,
9.26%, 1/24/22 KZT (a)(b)(d) 333
United States (UAH) (2%
)
16,500,000 Citigroup Global Markets Holdings Inc. 144A,
13.41%, 10/17/22 UAH (a)(b) 647
7,500,000 Citigroup Global Markets Holdings Inc. 144A,
15.92%, 11/19/21 UAH (a)(b) 288
7,500,000 Citigroup Global Markets Holdings Inc. 144A,
16.42%, 11/19/21 UAH (a)(b) 288
1,223
Uruguay (UYU) (2%
)
47,288,967 Uruguay Government International Bond ,
3.88%, 7/02/40 UYU (b) 1,250
16,862,383 Uruguay Government International Bond ,
4.38%, 12/15/28 UYU (b) 460
1,710
Uzbekistan (UZS) (0%
)
2,960,000,000 Republic of Uzbekistan International Bond
144A, 14.00%, 7/19/24 UZS (a)(b) 280
Total Bonds
(Cost - $81,629) 76,663

Principal
or Shares Security Description
Value
(000)
Investment Company (1%)
1,207,363 Payden Cash Reserves Money Market Fund*
(Cost - $1,207)  $ 1,207
Total Investments (Cost - $82,836)  (96%)
77,870
Other Assets, net of Liabilities ( 4% ) 2,681
Net Assets (100%)
$ 80,551
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Principal in foreign currency.
(c) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d) Yield to maturity at time of purchase.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
CNH 2,829 USD  437 HSBC Bank USA, N.A. 08/17/2021 $ –
HUF 408,800 USD  1,343 Barclays Bank PLC 10/27/2021 7
INR 44,780 USD  587 HSBC Bank USA, N.A. 01/13/2022 4
MXN 13,280 USD  648 HSBC Bank USA, N.A. 11/29/2021 8
PLN 14,576 USD  3,749 HSBC Bank USA, N.A. 10/28/2021 36
RON 3,503 USD  830 HSBC Bank USA, N.A. 01/18/2022 8
RUB 53,770 USD  717 HSBC Bank USA, N.A. 08/16/2021 16
TRY 5,256 USD  587 Barclays Bank PLC 09/17/2021 21
USD 727 THB  23,880 Barclays Bank PLC 08/23/2021 –
USD 3,347 COP  12,146,000 Barclays Bank PLC 09/14/2021 222
USD 1,045 PEN  4,056 Barclays Bank PLC 10/18/2021 47
USD 888 ZAR  12,490 BNP PARIBAS 10/18/2021 44
USD 1,518 BRL  8,017 HSBC Bank USA, N.A. 11/16/2021 2
USD 2,330 CLP  1,755,653 HSBC Bank USA, N.A. 12/13/2021 28
443
Liabilities:
BRL 26,206 USD  5,143 HSBC Bank USA, N.A. 11/16/2021 (189)
CLP 338,021 USD  443 HSBC Bank USA, N.A. 12/13/2021 –
CZK 40,600 USD  1,947 BNP PARIBAS 09/15/2021 (60)
MYR 13,520 USD  3,245 Barclays Bank PLC 08/24/2021 (45)
THB 100,960 USD  3,210 Barclays Bank PLC 08/23/2021 (139)
USD 333 PEN  1,356 Barclays Bank PLC 09/03/2021 (1)
USD 303 PHP  15,410 Barclays Bank PLC 01/13/2022 (3)
USD 800 RUB  58,940 HSBC Bank USA, N.A. 08/16/2021 (4)
USD 49 CNH  318 HSBC Bank USA, N.A. 08/17/2021 –
(441)
Net Unrealized Appreciation (Depreciation)
$2
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation
(000s)
Protection Bought (Relevant Credit: Republic of Peru), Pay 1%
Quarterly, Receive upon credit default 06/20/2026 $1,065 $0 $(8) $8